Income Taxes - Schedule of Income Before Income Taxes (Details)	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Total income (loss) before income taxes	$ 886,528		$ (1,031,067)
PRC [Member]
Total income (loss) before income taxes | ¥		¥ 1,739,641		¥ (600,524)
Other [Member]
Total income (loss) before income taxes	$ (853,113)		$ (430,543)